Expense Example - FidelitySAIInternationalCreditFund-PRO - FidelitySAIInternationalCreditFund-PRO - Fidelity SAI International Credit Fund - Fidelity SAI International Credit Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 42
3 years	141
5 years	251
10 years	$ 573